Business Combinations - Additional Information (Detail) $ in Thousands	Aug. 21, 2025 ARS ($)	Aug. 21, 2025 USD ($)	Apr. 23, 2025 ARS ($)	Apr. 23, 2025 USD ($)	Mar. 12, 2024 ARS ($)	Mar. 12, 2024 USD ($)	Sep. 29, 2023 ARS ($)	Sep. 29, 2023 USD ($)	May 18, 2023 USD ($)	Dec. 31, 2025 ARS ($)	Dec. 31, 2024	May 31, 2024 USD ($)	Dec. 31, 2023 ARS ($)	Nov. 03, 2023 USD ($)	Nov. 02, 2023 shares
Disclosure of detailed information about business combination [line items]
Retrospective adjustment related to business combination | $													$ 15,154,693
Banco Itau Argentina SA iItau Asset Management SA And Itau Valores SA [Member]
Disclosure of detailed information about business combination [line items]
Cash transferred on acquisition | $												$ 7,564,706		$ 50,000,000
Macro Agro SAU [Member]
Disclosure of detailed information about business combination [line items]
Goodwill recognised as of acquisition date | $										$ 164,496
Business combination percentage of ownership interests acquired									100.00%
Acquisition date fair value of consideration transferred | $									$ 5,218,800
Percentage of dividend rights assignable or assigned									100.00%
Liabilities discounted to present value | $									$ 2,973,375
Dividend received classified as investing activities | $	$ 544,000		$ 710,000		$ 450,669		$ 440,000
Decrease in consideration payable to acquiree | $		$ 398,610.72		$ 598,534.85		$ 430,639.4		$ 558,651.7
Instalment amount term within which the same shall be settled									15 days
Banco Itau Argentina SA [member]
Disclosure of detailed information about business combination [line items]
Business combination percentage of ownership interests acquired															100.00%
Banco Itau Argentina SA [member] | Itau Asset Management SA [member]
Disclosure of detailed information about business combination [line items]
Business combination percentage of ownership interests acquired															87.00%
Shares in entity held by entity or by its subsidiaries or associates															80,000
Banco Itau Argentina SA [member] | Itau Valores SA [member]
Disclosure of detailed information about business combination [line items]
Business combination percentage of ownership interests acquired															87.00%
Shares in entity held by entity or by its subsidiaries or associates															45,604,965
Banco Itau Argentina SA [member] | Banco Macro SA [member]
Disclosure of detailed information about business combination [line items]
Business combination percentage of ownership interests acquired											100.00%
ITAU Uni Banco SA [member] | Itau Asset Management SA [member]
Disclosure of detailed information about business combination [line items]
Business combination percentage of ownership interests acquired															13.00%
Shares in entity held by entity or by its subsidiaries or associates															11,950
ITAU Uni Banco SA [member] | Banco Itau Argentina SA [member]
Disclosure of detailed information about business combination [line items]
Business combination percentage of ownership interests acquired															98.99573%
Itau BBA SA [member] | Banco Itau Argentina SA [member]
Disclosure of detailed information about business combination [line items]
Business combination percentage of ownership interests acquired															1.00427%
Shares in entity held by entity or by its subsidiaries or associates															7,469,046
ITAU Consultoria De Valores Mobilarios e Participacoes SA [Member] | Itau Valores SA [member]
Disclosure of detailed information about business combination [line items]
Business combination percentage of ownership interests acquired															13.00%
Shares in entity held by entity or by its subsidiaries or associates															6,814,535
Ordinary shares [member] | Banco Itau Argentina SA [member]
Disclosure of detailed information about business combination [line items]
Shares in entity held by entity or by its subsidiaries or associates															729,166,165
Ordinary shares [member] | ITAU Uni Banco SA [member] | Banco Itau Argentina SA [member]
Disclosure of detailed information about business combination [line items]
Shares in entity held by entity or by its subsidiaries or associates															721,697,119
Preference shares [member] | Banco Itau Argentina SA [member]
Disclosure of detailed information about business combination [line items]
Shares in entity held by entity or by its subsidiaries or associates															14,565,089
Preference shares [member] | ITAU Uni Banco SA [member] | Banco Itau Argentina SA [member]
Disclosure of detailed information about business combination [line items]
Shares in entity held by entity or by its subsidiaries or associates															14,565,089